Investor Deposits (Details Narrative) (Brooklyn ImmunoTherapeutics, LLC) (10-K) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Brooklyn Immunotherapeutics, LLC [Member]
Investor deposits		$ 665,563	$ 638,575